INCOME TAX - Effective income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Statutory income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Hong Kong
INCOME TAX
Effective income tax rate	16.50%
Base assessable profits	$ 2
First HK$2 million of profits, tax rate	8.25%
Germany
INCOME TAX
Corporate Tax	15.825%	15.825%	15.825%
Trade Tax	14.35%	14.35%	13.825%
Percentage of trade income for trade tax base	3.50%
Percentage of tax factor for specific municipality	410.00%	410.00%	395.00%
UK
INCOME TAX
Effective income tax rate	25.00%	19.00%	19.00%
Netherlands
INCOME TAX
Effective income tax rate	25.80%	25.80%	25.80%